CONDENSED STATEMENTS OF STOCKHOLDERS’ DEFICIT (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated [Deficit]	Total
Beginning balance, shares at Dec. 31, 2017		50,810,502	671,650
Beginning balance, value at Dec. 31, 2017		$ 5,081	$ (39,009)	$ 8,332,805	$ (8,400,130)	$ (101,253)
Shares issuance, shares		1,000,000
Shares issuance, value		$ 100		4,900		5,000
Stock exchanged for compensation, shares	1,000,000
Stock exchanged for compensation	$ 100			39,900		40,000
Shareholder notes forgiven				53,703		53,703
Accrued compensation forgiven				20,000		20,000
Treasury stock purchased, shares			123,697
Treasury stock purchased			$ (1,764)			(1,764)
Net loss					(61,363)	(61,363)
Ending balance, shares at Dec. 31, 2018	10,000	518,105	7,953
Ending balance, value at Dec. 31, 2018	$ 100	$ 5,181	$ (40,773)	8,451,308	(8,461,493)	(45,677)
Share redemptions, shares			6,223
Share redemptions, value			$ (19,622)			(19,622)
Net loss					(215,639)	(215,639)
Ending balance, shares at Sep. 30, 2019	10,000	518,105	14,176
Ending balance, value at Sep. 30, 2019	$ 100	$ 5,181	$ (60,395)	8,451,308	(8,677,132)	(280,938)
Beginning balance, shares at Dec. 31, 2018	10,000	518,105	7,953
Beginning balance, value at Dec. 31, 2018	$ 100	$ 5,181	$ (40,773)	8,451,308	(8,461,493)	(45,677)
Stock exchanged for compensation, shares	1,350,000
Stock exchanged for compensation	$ 135			212,850		212,985
Treasury stock purchased, shares			622,300
Treasury stock purchased			$ (19,622)			(19,622)
Net loss					(467,234)	(467,234)
Ending balance, shares at Dec. 31, 2019	23,500	518,105	14,176
Ending balance, value at Dec. 31, 2019	$ 235	$ 5,181	$ (60,395)	8,664,158	(8,928,727)	(319,548)
Ending balance, shares at Sep. 30, 2019	10,000	518,105	14,176
Ending balance, value at Sep. 30, 2019	$ 100	$ 5,181	$ (60,395)	8,451,308	(8,677,132)	(280,938)
Beginning balance, shares at Jun. 30, 2019	10,000	518,105	14,176
Beginning balance, value at Jun. 30, 2019	$ 100	$ 5,181	$ (60,395)	8,451,308	(8,629,053)	(232,859)
Net loss					(48,079)	(48,079)
Ending balance, shares at Sep. 30, 2019	10,000	518,105	14,176
Ending balance, value at Sep. 30, 2019	$ 100	$ 5,181	$ (60,395)	8,451,308	(8,677,132)	(280,938)
Beginning balance, shares at Dec. 31, 2019	23,500	518,105	14,176
Beginning balance, value at Dec. 31, 2019	$ 235	$ 5,181	$ (60,395)	8,664,158	(8,928,727)	(319,548)
Share redemptions, value
Shares consolidation, value		$ (5,129)		5,129
Balance (Adjusted), shares	23,500	518,105	14,176
Balance (Adjusted), value	$ 235	$ 52	$ (60,395)	8,669,287	(8,928,727)	(319,548)
Conversion of notes payable, shares		339,553
Conversion of notes payable, value		$ 34		271,608		271,642
Conversion of preferred shares to common shares, shares	(10,000)	100,000
Conversion of preferred shares to common shares, value	$ (100)	$ 10		90
Share issuance -reverse split round-up, shares		391
Share issuance -reverse split round-up, value
Contribution from shareholders				33,009		33,009
Forgiveness of shareholder advances				19,443		19,443
Net loss					(153,069)	(153,069)
Ending balance, shares at Sep. 30, 2020	13,500	1,668,049	14,176
Ending balance, value at Sep. 30, 2020	$ 135	$ 167	$ (60,395)	9,064,446	(9,081,796)	(77,443)
Ending balance, shares at Sep. 30, 2020	13,500	1,668,049	14,176
Ending balance, value at Sep. 30, 2020	$ 135	$ 167	$ (60,395)	9,064,446	(9,081,796)	(77,443)
Beginning balance, shares at Jun. 30, 2020	13,500	1,668,049	14,176
Beginning balance, value at Jun. 30, 2020	$ 135	$ 167	$ (60,395)	9,049,699	(9,052,296)	(62,690)
Contribution from shareholders				14,747		14,747
Net loss					(29,500)	(29,500)
Ending balance, shares at Sep. 30, 2020	13,500	1,668,049	14,176
Ending balance, value at Sep. 30, 2020	$ 135	$ 167	$ (60,395)	$ 9,064,446	$ (9,081,796)	$ (77,443)